PILGRIM(R)
---------------------------
FUNDS FOR SERIOUS INVESTORS


                                                              Semi-Annual Report


                                                                         Class Q


                                                                  April 30, 2000


                                                                U.S. EQUITY FUND
                                                 Pilgrim Research Enhanced Index


                                                       INTERNATIONAL EQUITY FUND
                                                     Pilgrim International Value
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Pilgrim
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                                TABLE OF CONTENTS
--------------------------------------------------------------------------------


Chairman's Message...........................................................  1

Portfolio Managers' Reports:

  U.S. Equity Fund...........................................................  2

  International Equity Fund..................................................  4

Index Descriptions...........................................................  6

Statements of Assets and Liabilities.........................................  7

Statements of Operations.....................................................  9

Statements of Changes in Net Assets.......................................... 10

Financial Highlights......................................................... 12

Notes to Financial Statements................................................ 14

Portfolios of Investments.................................................... 20
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Pilgrim
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                               CHAIRMAN'S MESSAGE
--------------------------------------------------------------------------------

Dear Shareholder:

We are pleased to present the Semi-Annual Report for the Pilgrim Funds which offered Q classes as of April 30, 2000(1). On October 29, 1999, ReliaStar Financial Corp., the indirect parent company of Northstar Investment Management Corporation ("Northstar"), acquired Pilgrim Capital Corporation and its subsidiaries. The Advisor to the Funds Pilgrim Advisors, Inc., merged into Pilgrim Investments, Inc. on April 30, 2000.

Our fund family now has 28 funds of varying types which provide core investment choices for the serious investor. There is one U.S. Equity Fund and one International Equity Fund included in this Semi-Annual Report.

At Pilgrim, we are dedicated to providing core investments for the serious investor. We believe that the key to success is matching quality core investments to the individual needs of investors. Core investments are the foundation of every portfolio and the basis of other important investment decisions. Pilgrim prides itself on providing a family of core investments designed to help you reach your financial goals. Our goal is for every investor to have a successful investment experience.(SM)


                                        Sincerely,

                                        /s/ Robert W. Stallings

                                        Robert W. Stallings
                                        Chairman
                                        Pilgrim Investments, Inc.
                                        May 23, 2000


----------
(1) The Semi-Annual Report for other Pilgrim Fund classes has been issued separately.

-----------
U.S. Equity
Fund
-----------

                                                                       Portfolio
PILGRIM RESEARCH ENHANCED INDEX FUND                            Manager's Report
--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT TEAM: Timothy Devlin, Vice President, J.P. Morgan Investment Management Inc. and Portfolio Manager; Bernard Kroll, Managing Director of J.P. Morgan Investment Management Inc. and Portfolio Manager.

GOAL: The Research Enhanced Index Fund seeks to earn a total return modestly in excess of the S&P 500 Index while maintaining a return volatility similar to the S&P 500 Index.

MARKET OVERVIEW: Technology and growth continued to be favored by investors and positive price momentum remained an indicator of short-term success throughout the greater part of the six-month period ending April 30, 2000. Specific risk or individual stock volatility has remained at historical proportions and has clearly been evident in the magnitude with which stock prices have moved around any specific company or market news. Technology has been the greatest contributor to index results, with two stocks in particular, Intel and Cisco, accounting almost entirely for the gains. However, several previously bullish industry pundits admonished that valuations among technology stocks were unjustifiably extended, triggering a sharp rotation out of technology and into more value-oriented sectors in March. While we are not underweight technology, sector neutral as always, the modest rotation had a positive effect on the Fund as we posted positive returns over the benchmark in March. The market then experienced an about-face in April as value decidedly outperformed growth by a meaningful amount for the first time since the spring of 1999. The S&P Value Index fell 0.67% while the S&P Growth Index fell 4.95%. The technology, telecommunications, & media sectors that had led the market over the last few years were all stifled in April. In particular, the software & services sector was down 21.3% due to the bleak performance of Microsoft (-34.3%), the Fund's fourth largest holding. Utilities (+10.9%) and consumer cyclicals (+11.7%) became the best performing sectors in April. Investors returned to the security of low price-to-earnings ratios found in these groups. Stock prices have become very depressed in these interest-sensitive sectors because of the Federal Reserve's tight monetary policy.

PERFORMANCE: For the period April 4, 2000 (the class inception date), through April 30, 2000, the Fund's Class Q shares, excluding sales charges, declined 3.19% versus -2.76% for the S&P 500 Index.

PORTFOLIO SPECIFICS: Although the market broadened during the latter part of the reporting period, the large-cap U.S. equity market continued to tout a very narrow group of mega-cap stocks, and investors tended to focus on short-term earnings, projecting them forward indefinitely. This behavior, which was present for the majority of the period, presented a challenge to the Fund, which focuses on normalized earnings and intermediate-term growth rates. The Fund is well-diversified and its risk controls are robust, nevertheless, during times of extreme internal market divergence, even the modest exposures to common risk factors, such as price momentum, can result in out-of-scale performance results.

Stock selection within the Drugs, Services and Chemicals sectors were the strongest contributors to performance despite biotechnology stocks trading lower in response to President Clinton's comments on the viability of patents in genomic research. Within the drug sector, the Fund benefited from an overweight position in Monsanto and an underweight position in Johnson & Johnson. Monsanto recently released financial details concerning its proposed merger with Pharmacia & Upjohn. They estimate near-term growth of 15% and 20% EPS growth after 2002. Johnson & Johnson lost momentum stemming from its decision to cease marketing Propulsid, a popular heartburn medicine, after receiving reports of severe side effects. Within the technology sector, Cisco Systems, the leader in network equipment, contributed to performance as it has benefited from a build-out in networking stemming from the explosion in its B2B and B2C businesses.

Stock selection within the Consumer Stable and Finance sectors detracted from performance. Shares of Consumer Stable stock, Procter and Gamble, lost more than a third of their value after the company announced its third-quarter earnings would fall well below year-ago levels because of higher raw materials costs and aggressive pricing by competitors. We continue to hold finance stocks in the Fund that have been deemed undervalued relative to their longer-term earnings potential. However, in the short term, many of these savings & loan and miscellaneous financial services stocks continue to underperform because of the rising interest rate environment. Nevertheless, since most investors expect rates to increase, the stocks' prices should already reflect this information.

MARKET OUTLOOK: We remain confident in our investment process and risk controls, and expect that the historically wide spread between the most and least attractive names in our universe suggests opportunities ahead. We expect the market to continue to broaden. Most of the positive performance over the last few years has come from the "Nifty Fifty" & mega-cap growth stocks. We believe that a return of global growth will cause investors to look beyond these over-priced stocks to companies that trade at much lower multiples.

Portfolio
Manager's Report                            PILGRIM RESEARCH ENHANCED INDEX FUND
--------------------------------------------------------------------------------


                                              Total Returns for the Periods
                                                  Ended April 30, 2000
                                                  --------------------
                                                     Since Inception
                                                         4/4/00
                                                         ------
     Class Q                                             -3.19%
     S&P 500 Index                                       -2.76%

Based on a $10,000 initial investment, the table above illustrates the total return of Pilgrim Research Enhanced Index Fund against the S&P 500 Index. The Index has an inherent performance advantage over the Fund since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Fund. Total returns would have been lower had there been no waiver to the Fund.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio manager, only through the end of the period as stated on the cover. The manager's views are subject to change at any time based on market and other conditions.

Portfolio holdings are subject to change daily.

PRINCIPAL RISK FACTOR(S): Exposure to financial and market risks that accompany investments in equities.

                 See accompanying index descriptions on page 6.

-------------
International
Equity Fund
-------------

                                                                       Portfolio
PILGRIM INTERNATIONAL VALUE FUND                                Manager's Report
--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT TEAM: Managed by Multi-Member Investment Committee of Brandes Investment Partners, L.P.

GOAL: The International Value Fund seeks to maximize long-term capital appreciation by investing primarily in non-U.S. companies with market capitalizations greater than $1 billion. The Fund may hold up to 25% of its assets in companies with smaller market capitalizations.

MARKET OVERVIEW: The period was characterized by international stock markets climbing to record highs and suffering sharp declines. For much of the six-month period, technology stocks were among the best-performing non-U.S. stocks. However, most of these companies did not meet our strict value investment criteria. A lack of exposure to this sector adversely affected the Fund's relative returns.

The fundamental strengths and attractive valuations of our holdings in industries such as food & household products and automobiles went largely unnoticed. Stocks in these industries were among the worst performers in the period.

While technology stocks soared throughout much of the period, investors reassessed opportunities outside the technology sector in March and April. They shifted their focus away from high P/E stocks to more undervalued securities. The apparent reevaluation of fundamental strengths accompanied a return to favor for value stocks.

PERFORMANCE: For the period January 25, 2000 (the class inception date), through April 30, 2000, the Fund's Class Q shares, excluding sales charges, declined 0.63% versus -0.01% for the MSCI EAFE Index.

PORTFOLIO SPECIFICS: Strong returns among telecommunications holdings were primarily responsible for the Fund's outperformance during the period. Among the best-performing telecom holdings were Deutsche Telekom (Germany), Telecom Italia (Italy), and Telefonos de Mexico (Mexico).

Holdings in the industrial components and electrical & electronics industries also were positive influences on returns during the period.

On a country basis, holdings in Germany and Japan were among the better performers. While Kyocera (Japan -- industrial components) was one of the best-performing holdings, we completely eliminated our exposure in this company in March. Following significant gains, we sold it to pursue other, more attractive opportunities exhibiting more favorable risk/reward profiles.

The greatest detriment to returns during the period was the Fund's significant exposure to underperforming holdings in the United Kingdom, including Unilever (food & household products) and National Power (utilities). We viewed the declines as temporary setbacks and a good opportunity to add to selective positions and make new purchases in the United Kingdom.

MARKET OUTLOOK: While value investing appeared to recapture investor favor later in the period, it remains to be seen whether it can continue.

Regardless of short-term market fluctuations, we retain strict adherence to our investment process, seeking companies with solid traits that are currently out of favor. We believe this approach may continue to reward long-term investors with favorable gains and a margin of safety.

Portfolio
Manager's Report                                PILGRIM INTERNATIONAL VALUE FUND
--------------------------------------------------------------------------------


                                                 Total Returns for the
                                              Periods Ended April 30, 2000
                                              ----------------------------
                                                    Since Inception
                                                        4/4/00
                                                        ------
     Class Q                                            -0.63%
     MSCI EAFE Index                                    -0.01%

Based on a $10,000 initial investment, the table above illustrates the total return of Pilgrim International Value Fund against the MSCI EAFE Index. The Index has an inherent performance advantage over the Fund since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio manager, only through the end of the period as stated on the cover. The manager's views are subject to change at any time based on market and other conditions.

Portfolio holdings are subject to change daily.

PRINCIPAL RISK FACTOR(S): International investing does pose special risks, including currency fluctuation and political risks not found in investments that are solely domestic. Risks of foreign investing are generally intensified for investments in emerging markets. In exchange for higher growth potential, investing in stocks of small and medium sized companies may entail greater price variability than investing in stocks of larger companies.

                 See accompanying index descriptions on page 6.

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----------------------
Equity & International
Equity Funds
----------------------

                                                                       Portfolio
                               INDEX DESCRIPTIONS               Managers' Report
--------------------------------------------------------------------------------

The S&P 500 INDEX is a widely recognized unmanaged index of 500 common stocks.

The S&P BARRA VALUE INDEX is an unmanaged capitalization-weighted index of all of the stocks in the S&P 500 that have low price-to-book ratios.

The S&P BARRA GROWTH INDEX is an unmanaged capitalization-weighted index of all of the stocks in the S&P 500 that have high price-to-book ratios.

The MSCI EAFE Index is an unmanaged index consisting of more than 1,400 securities in the U.S., Europe, Canada, Australia, New Zealand, and the Far East. It is a generally accepted index for major overseas markets.

                 An investor cannot invest directly in an index.

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      STATEMENTS OF ASSETS AND LIABILITIES as of April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------


                                                               Pilgrim Research      Pilgrim
                                                                   Enhanced       International
                                                                  Index Fund        Value Fund
                                                                --------------    --------------
ASSETS:
Investments in securities, at market value
 (cost $234,023,174 and $1,459,873,161, respectively)           $  247,864,484    $1,533,770,976
Repurchase agreements                                                4,151,000        65,313,000
Cash                                                                     2,945               922
Foreign cash, at value (cost $0 and $496,535, respectively)                 --           326,539
Receivable for investments sold                                        936,281                --
Receivable for shares of beneficial interest sold                    1,913,674        16,235,455
Dividends and interest receivable                                      229,107         9,976,743
Prepaid expenses                                                        12,541            71,070
                                                                --------------    --------------
  Total Assets                                                     255,110,032     1,625,694,705
                                                                --------------    --------------
LIABILITIES:
Payable for investments purchased                                      908,614        45,593,256
Investment advisory fee payable                                        146,497         1,281,411
Payable for shares of beneficial interest reacquired                 1,699,424        15,198,059
Distribution fees payable                                              167,184           881,913
Administrative service fees payable                                     13,449           108,117
Transfer agent fees payable                                             42,031           260,028
Payable for future variation margin                                     23,725                --
Accrued expenses                                                       172,664           520,036
                                                                --------------    --------------
  Total Liabilities                                                  3,173,588        63,842,820
                                                                --------------    --------------
NET ASSETS                                                      $  251,936,444    $1,561,851,885
                                                                ==============    ==============
NET ASSETS CONSIST OF:
 Paid in capital for shares of beneficial interest, $0.01 par
  value outstanding (unlimited shares authorized)               $  236,397,021    $1,329,731,888
 Undistributed (overdistributed) net investment income                (540,494)        3,176,997
 Accumulated net realized gain on investments, foreign
  currency and futures contracts                                     2,122,624       155,215,181
 Net unrealized appreciation of investments, foreign
  currency and futures contracts                                    13,957,293        73,727,819
                                                                --------------    --------------
 Net Assets                                                     $  251,936,444    $1,561,851,885
                                                                ==============    ==============

                 See Accompanying Notes to Financial Statements

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Pilgrim
Funds
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      STATEMENTS OF ASSETS AND LIABILITIES as of April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------


                                                          Pilgrim Research     Pilgrim
                                                              Enhanced      International
                                                             Index Fund       Value Fund
                                                            ------------     ------------
Class A:
 Net Assets                                                 $ 28,344,606     $683,359,075
 Shares outstanding                                            2,456,443       43,230,595
 Net asset value and redemption value per share
  (net assets/shares outstanding)                           $      11.54     $      15.81
 Maximum offering price per share (net asset value plus
  sales charge of 5.75% of offering price)                  $      12.24     $      16.77

Class B
 Net Assets                                                 $102,836,594     $381,398,569
 Shares outstanding                                            8,983,456       24,407,682
 Net asset value and offering price per share(1)
  (net assets/shares outstanding)                           $      11.45     $      15.63

Class C:
 Net Assets                                                 $ 91,265,018     $482,686,165
 Shares outstanding                                            7,969,681       30,933,465
 Net asset value and offering price per share(1)
  (net assets/shares outstanding)                           $      11.45     $      15.60

Class I:
 Net Assets                                                 $ 29,362,305              N/A
 Shares outstanding                                            2,531,789              N/A
 Net asset value, offering price and redemption
  price per share (net assets/shares outstanding)           $      11.60              N/A

Class Q:
 Net Assets                                                 $    127,921     $ 14,408,076
 Shares outstanding                                               11,082          911,968
 Net asset value, offering price and redemption
  price per share (net assets/shares outstanding)           $      11.54     $      15.80

----------
(1) Redemption price per share varies with length of time Class B and C shares are held.

                 See Accompanying Notes to Financial Statements

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Pilgrim
Funds
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  STATEMENTS OF OPERATIONS for the six months ended April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------


                                                           Pilgrim Research       Pilgrim
                                                               Enhanced         International
                                                              Index Fund         Value Fund
                                                             -------------      -------------
INVESTMENT INCOME:
Dividends, (net of withholding tax
  of $0 and $1,839,639, respectively)                        $   1,627,546      $  16,815,825
Interest                                                           151,538          1,793,576
Other                                                                   --              1,229
                                                             -------------      -------------
Total investment income                                          1,779,084         18,610,630
                                                             -------------      -------------
EXPENSES:
Investment advisory fees                                           874,925          6,779,707
Distribution fees:
  Class A                                                           44,609            892,818
  Class B                                                          524,000          1,724,063
  Class C                                                          433,569          2,045,903
  Class Q                                                               18             10,105
Transfer agent fees and expenses                                   114,934            677,970
Administrative service fees                                        124,989            677,971
Accounting and custodian fees                                      106,241            576,275
Printing and postage                                                12,499             67,797
Registration fees                                                   50,621            155,091
Professional fees                                                   19,910             62,439
Trustee fees                                                         5,460             36,460
Miscellaneous                                                        7,803             33,538
                                                             -------------      -------------
  Total expenses                                                 2,319,578         13,740,137
                                                             -------------      -------------
     Net investment income (loss)                                 (540,494)         4,870,493
                                                             -------------      -------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
 Net realized gain on investments and options                    2,706,368        155,583,743
 Net realized loss on foreign currency                                  --           (470,449)
 Net change in unrealized appreciation (depreciation)
   of investments, foreign currency, futures and options         8,512,632        (30,562,001)
                                                             -------------      -------------
  Net realized and unrealized gain from investments,
    foreign currency, futures and options                       11,219,000        124,551,293
                                                             -------------      -------------
     NET INCREASE IN NET ASSETS RESULTING FROM
       OPERATIONS                                            $  10,678,506      $ 129,421,786
                                                             =============      =============

                 See Accompanying Notes to Financial Statements

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Pilgrim
Funds
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                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------


                                                Pilgrim Research Enhanced Index Fund
                                             -------------------------------------------
                                              For the six months      For the period
                                             ended April 30, 2000   December 30, 1998(1)
                                                  (Unaudited)       to October 31, 1999
                                                 -------------         -------------
FROM OPERATIONS:
Net investment loss                              $    (540,494)        $    (160,475)
Net realized gain on investments
  and options                                        2,706,368             2,844,931
Net change in unrealized appreciation
  of investments, futures and options                8,512,632             5,444,661
                                                 -------------         -------------
Net increase in net assets resulting
  from operations                                   10,678,506             8,129,117
                                                 -------------         -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Class A                                                   --                    --
  Class B                                                   --                    --
  Class C                                                   --                    --
Net realized gain from investments                  (3,268,200)                   --
                                                 -------------         -------------
Total distributions                                 (3,268,200)                   --
                                                 -------------         -------------
FROM CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares                  53,741,337           231,460,935
  Net asset value of shares resulting
    from dividend reinvestment                       1,891,832                    --
                                                 -------------         -------------
                                                    55,633,169           231,460,935
  Cost of shares redeemed                          (41,313,688)           (9,383,395)
                                                 -------------         -------------
Net increase in net assets resulting
  from capital share transactions                   14,319,481           222,077,540
                                                 -------------         -------------
Net increase in net assets                          21,729,787           230,206,657

NET ASSETS:
Beginning of year                                  230,206,657                    --
                                                 -------------         -------------
End of year                                      $ 251,936,444         $ 230,206,657
                                                 -------------         -------------
Overdistributed net investment income            $    (540,494)                   --
                                                 =============         =============

----------
(1) Commencement of operations.

                 See Accompanying Notes to Financial Statements

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Pilgrim
Funds
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                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------


                                                   Pilgrim International Value Fund
                                                 ------------------------------------
                                               For the six months       Year Ended
                                              ended April 30, 2000      October 31,
                                                   (Unaudited)             1999
                                                 ---------------      ---------------
FROM OPERATIONS:
Net investment income                            $     4,870,493      $     3,580,736
Net realized gain on investments                     155,583,743           49,724,160
Net realized gain (loss) on foreign currency            (470,449)           3,476,523
Net change in unrealized appreciation
  (depreciation) of investments and
  foreign currency                                   (30,562,001)         128,073,707
                                                 ---------------      ---------------
Net increase in net assets resulting
  from operations                                    129,421,786          184,855,126
                                                 ---------------      ---------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Class A                                             (3,809,622)          (2,447,955)
  Class B                                               (593,914)            (638,225)
  Class C                                               (828,109)            (652,956)
Net realized gain from investments                   (53,012,740)         (28,295,922)
                                                 ---------------      ---------------
Total distributions                                  (58,244,385)         (32,035,058)
                                                 ---------------      ---------------
FROM CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares                   920,654,014          765,122,980
  Net asset value of shares resulting
    from dividend reinvestment                        44,145,054           25,417,235
                                                 ---------------      ---------------
                                                     964,799,068          790,540,215
 Cost of shares redeemed                            (515,037,681)        (397,092,669)
                                                 ---------------      ---------------
Net increase in net assets resulting
  from capital share transactions                    449,761,387          393,447,546
                                                 ---------------      ---------------
Net increase in net assets                           520,938,788          546,267,614

NET ASSETS:
Beginning of year                                  1,040,913,097          494,645,483
                                                 ---------------      ---------------
End of year                                      $ 1,561,851,885      $ 1,040,913,097
                                                 ===============      ===============
Undistributed net investment income              $     3,176,997      $     3,538,149
                                                 ===============      ===============

                 See Accompanying Notes to Financial Statements

                                                                       Financial
PILGRIM RESEARCH ENHANCED INDEX FUND (UNAUDITED)                      Highlights
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                     Class Q
                                                                   ------------
                                                                   Period ended
                                                                     April 30,
                                                                      2000(1)
                                                                    (Unaudited)
                                                                   ------------
Operating performance:
  Net asset value, beginning of the period              $              11.84
  Net investment income (loss)                          $                 --
  Net realized and unrealized loss on investments       $              (0.30)
  Total from investment operations                      $              (0.30)
  Distributions from net realized gain                  $                 --
  Total distributions                                   $                 --
  Net asset value, end of the period                    $              11.54
  Total return(2)                                       %              (3.19)

Ratios and supplemental data:
  Net assets, end of the period (000's)                 $                128
  Ratio of expenses to average net assets               %               1.31 (3)
  Ratio of net investment loss to average net assets    %              (0.28)(3)
  Portfolio turnover                                    %                 27

----------
(1)  Class Q commenced operations on April 4, 2000.
(2) Assumes dividends have been reinvested and does not reflect the effect of sales charges.
(3)  Annualized

                 See Accompanying Notes to Financial Statements

Financial
Highlights
                                    PILGRIM INTERNATIONAL VALUE FUND (UNAUDITED)
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                   Class Q
                                                               -----------------
                                                                 Period Ended
                                                               April 30, 2000(1)
                                                                  (Unaudited)
                                                               -----------------
Operating performance:
  Net asset value, beginning of the period                 $         15.90
  Net investment income                                    $          0.08
  Net realized and unrealized loss on investments          $         (0.18)
  Total from investment operations                         $         (0.10)
  Distributions from net realized gain                     $            --
  Total distributions                                      $            --
  Net asset value, end of the period                       $         15.80
  Total return(2)                                          %         (0.63)

Ratios and supplemental data:
  Net assets, end of the period (000's)                    $        14,408
  Ratio of expenses to average net assets                  %          1.58 (3)
  Ratio of net investment income to average net assets     %          2.01 (3)
  Portfolio turnover                                       %            20

----------
(1)  Class Q commenced operations on January 25, 2000.
(2) Assumes dividends have been reinvested and does not reflect the effects of sales charges.
(3)  Annualized.

                 See Accompanying Notes to Financial Statements

-------
Pilgrim
Funds
-------

         NOTES TO FINANCIAL STATEMENTS as of April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION. The Pilgrim Mayflower Trust (the "Trust") comprising Pilgrim Growth + Value Fund, Pilgrim Research Enhanced Index Fund, Pilgrim International Value Fund, Pilgrim Emerging Markets Value Fund, Pilgrim High Total Return Fund and Pilgrim High Total Return Fund II (collectively, the "Funds") were organized under the laws of the Commonwealth of Massachusetts and registered under the Investment Company Act of 1940 as diversified open-end management investment companies.

PILGRIM GROWTH + VALUE FUND is a diversified portfolio with the investment objective of capital appreciation by investing in equity securities. The Fund seeks to achieve its objective through investments in companies the portfolio manager identifies as either growth or value through quantitative analysis.

PILGRIM INTERNATIONAL VALUE FUND is a diversified portfolio with the investment objective of long-term capital appreciation. The Fund invests primarily in foreign companies with a market valuation of greater than $1 billion, but may hold up to 25% of its assets in companies with smaller market capitalization. Portfolio managers apply the technique of "value investing".

PILGRIM EMERGING MARKETS VALUE FUND is a diversified portfolio with the investment objective of long-term capital appreciation. The Fund invests primarily in foreign companies located in countries with emerging markets. Portfolio managers apply the technique of "value investing".

PILGRIM RESEARCH ENHANCED INDEX FUND is a diversified portfolio with the investment objective of capital appreciation. The Fund seeks to achieve its objective by owning a large number of stocks within the S&P 500 with an emphasis on those that appear undervalued or fairly valued, and by tracking the industry weightings and other data characteristic of the S&P 500.

PILGRIM HIGH TOTAL RETURN FUND is a diversified portfolio with the investment objective of high income and capital appreciation. The Fund invests primarily in a diversified group of fixed income securities which are selected for high current income and the potential for capital growth, including lower-rated fixed income securities, convertible securities, securities issued by U.S. companies in foreign currencies, and securities issued by foreign governments and companies.

PILGRIM HIGH TOTAL RETURN FUND II is a diversified portfolio with the investment objective of high income and capital appreciation. The Fund invests primarily in a diversified group of fixed income securities which are selected for high current income and the potential for capital growth, including lower-rated fixed income securities, convertible securities, securities issued by U.S companies in foreign currencies, and securities issued by foreign governments and companies.

Each Fund offers at least three of the following classes of shares: Class A, Class B, Class C, Class I and Class Q. This report only covers the Funds that had Class Q shares at April 30, 2000. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees and shareholder servicing fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains are allocated to each class pro rata based on the net assets of each class on the date of distribution. No class has preferential dividend rights. Differences in per share dividend rates result from differences in separate class expenses, including distribution and shareholder servicing fees. Class B shares, along with their reinvested dividend shares, automatically convert to Class A shares approximately eight years after purchase.

On October 29, 1999 ReliaStar Financial Corp., the indirect parent company of Northstar Investment Management Corporation ("Northstar") the investment adviser to the Funds, acquired Pilgrim Capital Corporation and its subsidiaries. In conjunction with the acquisition, Northstar changed its name to Pilgrim Advisors, Inc. On April 30, 2000 Pilgrim Advisors, Inc. merged into Pilgrim Investments, Inc.

-------
Pilgrim
Funds
-------

   NOTES TO FINANCIAL STATEMENTS as of April 30, 2000 (Unaudited) (Continued)
--------------------------------------------------------------------------------

SECURITY VALUATION. Equity securities are valued daily at the closing sale prices reported on recognized securities exchanges or lacking any sales, at the last available bid price. Prices of long-term debt securities are valued on the basis of last reported sales price, or if no sales are reported, the value is determined based upon the mean of representative quoted bid and asked prices for such securities, or, if such prices are not available, at prices provided by market makers, or at prices for securities of comparable maturity, quality and type. Short-term debt instruments with remaining maturities of less than 60 days are valued at amortized cost, unless the Trustees determine that amortized cost does not reflect the fair value of such obligations. Securities for which market quotations are not readily available are valued at fair value determined in good faith by or under direction of the Trustees of the Funds. The books and records of the Funds are maintained in U.S. dollars. Securities quoted in foreign currencies are translated into U.S. dollars based on the prevailing exchange rates on that day. The Adviser uses independent pricing services to price the Funds' securities.

SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES. Security transactions are recorded on the trade date. Realized gains or losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis except when collection is not expected; discounts are accreted, and premiums amortized to par at maturity; dividend income is recorded on the ex-dividend dates. Income, expenses (except class specific expenses), and realized/unrealized gains/losses, are allocated proportionately to each Fund or class of shares based upon the relative daily net asset value.

DISTRIBUTIONS TO SHAREHOLDERS. Dividends from net investment income are declared and paid annually by the Research Enhanced Index Fund and International Value Fund. Distributions of net realized capital gains, if any, are declared annually;however, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed.

The Funds may periodically make reclassifications among certain of their capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of net operating losses and foreign currency transactions.

FOREIGN CURRENCY. The Funds isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

Net realized gain (loss) on foreign currency transactions represents the foreign exchange: (1) gains and losses from the sale of holdings of foreign currencies,
(2) gains and losses between trade date and settlement date on investment securities transactions and forward exchange contracts, and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received. Net change in unrealized appreciation (depreciation) of investment and foreign currency arise from changes in the value of assets and liabilities including investment in securities at fiscal year end, resulting from changes in the exchange rates.

FORWARD FOREIGN CURRENCY CONTRACTS. The Funds may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a currency forward contract, the Funds agree to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the funds' net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the statement of assets and liabilities. Realized and unrealized gains and losses are included in the statement of operations. These instruments involve market and/or credit risk in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

-------
Pilgrim
Funds
-------

   NOTES TO FINANCIAL STATEMENTS as of April 30, 2000 (Unaudited) (Continued)
--------------------------------------------------------------------------------

OPTIONS. The Funds may write (sell) and purchase put and call options. The premium collected or paid by a Fund for the sale or purchase of a call or put option is recorded as an investment and subsequently "marked to market" to reflect the current market value of the option. If an option which a Fund has sold or purchased expires on the stipulated expiration date, the Fund realizes a gain or loss in the amount of the premium received or paid for the option.

For written options, the Fund's obligation may be discharged in three ways: (1) the option expires on the stipulated expiration date; (2) the option holder exercises the right to call (buy) or put (sell) the securitiy; or (3) the Fund enters into a closing transaction. If the option is held until expiration, the Fund recognizes a gain equal to the amount of premium received. If the written call option is exercised by the counterparty, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If the written put option is exercised by the counterparty, the premium reduces the cost basis of the securities purchased by the Fund. If the Fund enters into a closing transaction, a gain or loss is recognized equal to the difference between the premium received by the Fund from the counterparty and the amount paid by the Fund on effecting a closing purchase transaction, including brokerage commissions. As the writer of options, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option.

FUTURES CONTRACTS. The Funds may invest in futures contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Funds intend to purchase, against fluctuations in fair value caused by changes in prevailing market or interest rates.

Initial margin deposits made upon entering into futures contracts are recognized as assets due from the broker (the Funds' agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the daily market value of the contract.

Variation margin payments are received or made by the Funds each day, depending upon the daily fluctuations in the fair value of the underlying instrument. The Funds recognize a gain or loss equal to the daily variation margin. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds' basis in the contract.

Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involve the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

REPURCHASE AGREEMENTS. The Funds' Custodian takes possession of collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

FEDERAL INCOME TAXES. The Funds intend to comply with the special provisions of the Internal Revenue Code available to investment companies and to distribute all of the taxable net income to their respective shareholders. Therefore, no federal income tax provision or excise tax provision is required.

MANAGEMENT'S USE OF ESTIMATES. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

ORGANIZATION COSTS. Costs incurred by the Trust in connection with its organization of each Fund have been deferred and are being amortized over a period of five years from the date the funds commenced operations.

-------
Pilgrim
Funds
-------

   NOTES TO FINANCIAL STATEMENTS as of April 30, 2000 (Unaudited) (Continued)
--------------------------------------------------------------------------------

NOTE 2. INVESTMENT ADVISER, ADMINISTRATOR AND DISTRIBUTOR

Pilgrim Investments, Inc. (the "Adviser"), serves as each Fund's investment adviser.

Pilgrim Group, Inc. (the "Administrator") serves as administator to each Fund. Northstar Administrators Corp., the former Administrator, merged into the Administrator on October 29, 1999. The Funds paid the Administrator a fee calculated at an annual rate of 0.10% of each Fund's average daily net assets, and an annual shareholder account servicing fee of $5.00, payable semi-annually, for each account of beneficial owners of shares. For the six months ended the Administrator earned $802,960 in administrative and account servicing fees from Research Enhanced Index Fund and International Value Fund.

Pilgrim Securities, Inc. (the "Distributor") is the distributor of each Fund's shares. The former distributor, Northstar Distributors, Inc. merged into the Distributor on November 16, 1999. Under separate Plans of Distribution pertaining to Class A, Class B, Class C, and Class Q, the Funds pay the Distributor monthly service fees at an annual rate of 0.25% of the average daily net assets in the case of Class A, Class B, Class C, and Class Q shares, and monthly distribution fees at the annual rate of 0.05% of the average daily net assets of Class A shares and 0.75% of the average daily net assets of Class B and Class C shares for all Funds. Class I shares do not pay distribution or service fees. For the six months ended the Distributor earned $5,675,085 in service and distribution fees from Research Enhanced Index Fund and International Value Fund.

The International Value Fund pays the Advisor an investment advisory fee calculated at an annual rate of 1.00% of average daily net assets. The Research Enhanced Index Fund pays the Advisor an investment advisory fee calculated at an annual rate of 0.70% of average daily net assets. For the six months ended April 30, 2000, the Advisor earned $7,654,632 in investment advisory fees from Research Enhanced Index Fund and International Value Fund. Brandes Investment Partners, L.P. ("Brandes"), a registered investment advisor, as subadvisor to the International Value Fund pursuant to Subadvisory Agreements dated January 23, 1997 between the Advisor and Brandes. For its services, Brandes receives from the Advisor an annual fee equal to 50% of the management fee that the Funds it subadvises pays the Advisor. (currently 0.50% of the average daily net assets of each Fund). For the six months ended April 30, 2000, Brandes received $2,749,148 in subadvisory fees from the Advisor for the International Value Fund. J.P. Morgan Investment Management, Inc. ("J.P. Morgan"), a registered investment advisor, serves as subadvisor to the Research Enhanced Index Fund pursuant to a Subadvisory Agreement dated December 21, 1998, between the Advisor and J.P. Morgan. For its services, J.P. Morgan receives from the Advisor, a fee equal to 0.20% of the average daily net assets of the Fund. For the six months ended April 30, 2000, J.P. Morgan received $208,381 in subadvisory fees from the Advisor.

NOTE 3. FUTURES CONTRACTS

On April 30, 2000, the Research Enhanced Index Fund had $500,000 principal amount of U.S. Treasury obligations pledged as collateral to cover margin requirements for open futures contracts.

Open futures contracts at April 30, 2000, were as follows:

                      Number
                        of                      Commit-       Unrealized
     Contract        Contracts      Month        ment        Appreciation
     --------        ---------      -----        ----        ------------
      S&P 500
      Index             13          June         Buy           $115,983

-------
Pilgrim
Funds
-------

   NOTES TO FINANCIAL STATEMENTS as of April 30, 2000 (Unaudited) (Continued)
--------------------------------------------------------------------------------

NOTE 4 -- PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) for the six months ended April 30, 2000, were as follows:

                                        Research Enhanced     International
                                           Index Fund          Value Fund
                                        -----------------     -------------
     Aggregate purchases                   $80,907,002         $666,672,075
     Aggregate sales                       $65,561,180         $252,288,377

U.S. Government Securities not included above were as follows:

                                        Research Enhanced     International
                                           Index Fund          Value Fund
                                        -----------------     -------------
     Aggregate purchases                    $495,977            $     --
     Aggregate sales                        $     --            $     --

NOTE 5. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares of each Fund for the six months ended April 30, 2000, were as follows:

                                                              Research Enhanced Index Fund
                  ------------------------------------------------------------------------------------------------------------------
                        Class A                   Class B                    Class C                Class I            Class Q
                  ---------------------   ------------------------   ------------------------   -----------------  -----------------
                   Shares      Amount       Shares       Amount        Shares       Amount      Shares    Amount   Shares    Amount
                  --------   ----------   ----------   -----------   ----------   -----------   -------  --------  -------  --------
Shares sold        751,709   $8,552,483    1,649,231   $18,721,291    2,329,974   $26,336,859        --        --   11,082  $130,704
Shares issued as
  reinvestment
  of dividends      14,183      165,239       52,875       612,296       64,089       742,796    31,779  $371,501       --        --
Shares redeemed   (742,214)  (8,433,642)  (1,671,583)  (18,725,195)  (1,272,044)  (14,154,851)       --        --       --        --
                  --------   ----------   ----------   -----------   ----------   -----------   -------  --------  -------  --------
Net increase        23,678   $  284,080       30,523   $   608,392    1,122,019   $12,924,804    31,779  $371,501   11,082  $130,704
                  ========   ==========   ==========   ===========   ==========   ===========   =======  ========  =======  ========

                                                             International Value Fund
                  ---------------------------------------------------------------------------------------------------------------
                           Class A                      Class B                      Class C                    Class Q
                  ---------------------------   -------------------------   ---------------------------   -----------------------
                    Shares         Amount         Shares        Amount        Shares         Amount        Shares       Amount
                  -----------   -------------   ----------   ------------   -----------   -------------   --------   ------------
Shares sold        39,894,461   $ 632,005,345    6,247,864   $ 98,154,493    11,270,191   $ 176,504,408    913,289   $ 13,989,768
Shares issued as
 reinvestment
 of dividends       1,325,339      21,933,745      622,329     10,212,412       732,533      11,998,897         --             --
Shares redeemed   (28,622,468)   (452,811,096)  (1,603,522)   (25,083,404)   (2,384,059)    (37,122,055)    (1,321)       (21,126)
                  -----------   -------------   ----------   ------------   -----------   -------------   --------   ------------
Net increase       12,597,332   $ 201,127,994    5,266,671   $ 83,283,501     9,618,665   $ 151,381,250    911,968   $ 13,968,642
                  ===========   =============   ==========   ============   ===========   =============   ========   ============

-------
Pilgrim
Funds
-------

   NOTES TO FINANCIAL STATEMENTS as of April 30, 2000 (Unaudited) (Continued)
--------------------------------------------------------------------------------

Transactions in capital shares of each Fund for the year ended October 31, 1999, were as follows:

                                                           Research Enhanced Index Fund
                  ----------------------------------------------------------------------------------------------------------------
                           Class A                      Class B                      Class C                     Class I
                  --------------------------   --------------------------   --------------------------   -------------------------
                    Shares         Amount        Shares         Amount        Shares         Amount        Shares        Amount
                  -----------   ------------   -----------   ------------   -----------   ------------   -----------  ------------
Shares sold         2,723,102   $ 29,720,302     9,270,282   $100,006,579     7,106,428   $ 76,733,954     2,500,010  $ 25,000,100
Shares redeemed      (290,337)    (3,146,624)     (317,349)    (3,429,082)     (258,766)    (2,807,689)           --            --
                  -----------   ------------   -----------   ------------   -----------   ------------   -----------  ------------
Net increase        2,432,765   $ 26,573,678     8,952,933   $ 96,577,497     6,847,662   $ 73,926,265     2,500,010  $ 25,000,100
                  ===========   ============   ===========   ============   ===========   ============   ===========  ============

                                                        International Value Fund
                   --------------------------------------------------------------------------------------------------
                               Class A                           Class B                           Class C
                   ------------------------------    ------------------------------    ------------------------------
                      Shares           Amount           Shares           Amount           Shares           Amount
                   -------------    -------------    -------------    -------------    -------------    -------------
Shares sold           37,389,180    $ 491,487,619        8,274,008    $ 111,215,626       12,104,834    $ 162,419,735
Shares issued as
  reinvestment
  of dividends         1,139,195       13,398,457          520,861        6,044,049          515,060        5,974,729
Shares redeemed      (25,654,229)    (331,576,463)      (2,066,590)     (26,329,963)      (3,018,495)     (39,186,243)
                   -------------    -------------    -------------    -------------    -------------    -------------
Net increase          12,874,146    $ 173,309,613        6,728,279    $  90,929,712        9,601,399    $ 129,208,221
                   =============    =============    =============    =============    =============    =============

NOTE 7. FORWARD FOREIGN CURRENCY CONTRACTS AS OF APRIL 30, 2000 FOR THE PILGRIM INTERNATIONAL VALUE FUND.

   Currency                            In                             Net
      To            Settlement      Exchange                       Unrealized
   Purchase            Date            For           Value $      Depreciation
   --------            ----            ---           -------      ------------
British Pound                          USD
 GBP 13,068,401       5/2/00       20,648,466      20,347,113       (301,353)
Eurodollar                             USD
 EURO 6,066,669       5/3/00        5,586,553       5,516,377        (70,176)
Eurodollar                             USD
 EURO 10,355,995      5/5/00        9,433,793       9,417,957        (15,836)
Eurodollar                             USD
 EURO 10,908,380      5/8/00        9,924,444       9,922,410         (2,034)
                                                                    --------
                                                                    (389,399)
                                                                    ========
NOTE 8. SECURITY LOANS

Each Fund may lend its securities to brokers, dealers and other financial institutions in amounts up to one third of the value of its total assets. The loans are fully collateralized at all times by cash or liquid high grade securities. As with other extensions of credit, each Fund may bear risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Funds receive compensation for lending their securities in the form of fees or all or a portion of the income from investments of the collateral. The Funds also continue to earn income on the securities loaned. At April 30, 2000, the Funds did not have any securities on loan.

NOTE 9. LETTER OF CREDIT

The Pilgrim Funds, Pilgrim Equity Trust, Pilgrim Variable Products Trust (formerly Northstar Galaxy Trust) and Pilgrim Mayflower Trust (collectively, the "Funds") have entered into an unsecured committed revolving line of credit agreement (the "Credit Agreement") with State Street Bank and Trust Company for an aggregate amount of $50,000,000. The proceeds may be used only to (1) temporarily finance the purchase and sale of securities; (2) finance the redemption of shares of an investor in the Funds; and (3) enable the Funds to meet other emergency expenses as defined in the Credit Agreement. The Funds pay a commitment fee equal to 0.08% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. During the six months ended April 30, 2000, the Funds did not have any loans outstanding.

-----------------
Pilgrim
Research Enhanced
Index Fund
-----------------

            PORTFOLIO OF INVESTMENTS as of April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

   Shares                                                               Value
--------------------------------------------------------------------------------
COMMON STOCK: 98.19%
               Aerospace/Defense: 0.64%
  16,400       Boeing Co.                                           $    650,874
  21,500       Lockheed Martin Corp.                                     534,813
  11,200       Raytheon Co. -- CL A                                      256,900
   7,900       Raytheon Co. -- CL B                                      175,281
                                                                    ------------
                                                                       1,617,868
                                                                    ------------
               Aerospace/Defense-
               Equipment: 0.27%
   7,900       Goodrich (B.F.) Co.                                       251,812
   6,900       United Technologies Corp.                                 429,094
                                                                    ------------
                                                                         680,906
                                                                    ------------
               Agricultural Biotech: 0.62%
  31,107       Pharmacia Corp.                                         1,553,406
                                                                    ------------
               Airlines: 0.05%
   1,500   @   Northwest Airlines Corp.                                   37,030
   3,500       Southwest Airlines                                         75,906
     900   @   US Airways Group, Inc.                                     25,031
                                                                    ------------
                                                                         137,967
                                                                    ------------
               Apparel Manufacturers: 0.08%
   6,800   @   Jones Apparel Group, Inc.                                 201,875
                                                                    ------------
               Appliances: 0.09%
   1,100       Maytag Corp.                                               37,881
   2,900       Whirlpool Corp.                                           188,861
                                                                    ------------
                                                                         226,742
                                                                    ------------
               Applications Software: 3.79%
   5,500   @   Citrix Systems, Inc.                                      335,843
 122,400   @   Microsoft Corp.                                         8,537,399
   8,100   @   Parametric Technology Corp.                                66,066
   5,000   @   Siebel Systems, Inc.                                      614,375
                                                                    ------------
                                                                       9,553,683
                                                                    ------------
               Athletic Footwear: 0.06%
   3,600       Nike, Inc.                                                156,375
                                                                    ------------
               Auto/Truck Parts &
               Equipment-Original: 0.29%
   6,700       Dana Corp.                                                203,512
  23,900       Delphi Automotive Systems                                 457,087
   2,600   @   Lear Corp.                                                 77,838
                                                                    ------------
                                                                         738,437
                                                                    ------------
               Auto-Cars/Light Trucks: 1.78%
  50,100       Ford Motor Co.                                          2,739,843
  18,800       General Motors Corp.                                    1,760,150
                                                                    ------------
                                                                       4,499,993
                                                                    ------------
               Auto-Medium & Heavy
               Duty Trucks: 0.06%
   3,200       Paccar, Inc.                                              152,200
                                                                    ------------
               Beverages-Non-Alcoholic: 0.79%
  42,400       Coca-Cola Co.                                           1,995,450
                                                                    ------------
               Building & Construction
               Production-Miscellaneous: 0.18%
  17,100       Masco Corp.                                               383,680
   1,900       USG Corp.                                                  79,325
                                                                    ------------
                                                                         463,005
                                                                    ------------
               Broadcast Service/Program: 0.25%
   8,200   @   AT&T -- Liberty Media Group                               409,487
   8,900   @   Fox Entertainment Group, Inc.                             229,175
                                                                    ------------
                                                                         638,662
                                                                    ------------
               Cable TV: 1.52%
  34,100   @   Comcast Corp.                                           1,366,131
  32,400   @   MediaOne Group, Inc.                                    2,450,249
                                                                    ------------
                                                                       3,816,380
                                                                    ------------
               Casino Hotels: 0.11%
   3,600   @   Mandalay Resort Group                                      67,950
  10,500   @   Mirage Resorts, Inc.                                      213,936
                                                                    ------------
                                                                         281,886
                                                                    ------------
               Cellular Telecom: 0.18%
   8,200   @   Sprint Corp. (PCS Group)                                  451,000
                                                                    ------------
               Chemicals-Diversified: 0.63%
  13,700       Air Products & Chemicals, Inc.                            425,556
   5,500       Dow Chemical Co.                                          621,500
  13,000       Rohm & Haas Co.                                           463,125
   6,300       Solutia, Inc.                                              85,837
                                                                    ------------
                                                                       1,596,018
                                                                    ------------
               Chemicals-Specialty: 0.17%
   9,800       Praxair, Inc.                                             435,488
                                                                    ------------
               Commercial Banks-
               Central U.S.: 0.16%
   1,800       Associated Bank Corp.                                      46,012
   1,800       Commerce Bankshares, Inc.                                  55,575
   2,800       FirstMerit Corp.                                           45,850
   3,700       Marshall & Ilsley Corp.                                   171,819
   1,000       Old Kent Financial Corp.                                   30,125
   2,500       TCF Financial Corp.                                        58,437
                                                                    ------------
                                                                         407,818
                                                                    ------------
               Commercial Banks-
               Eastern U.S.: 0.19%
     300       M&T Bank Corp.                                       $    131,775
   2,300       Mercantile Bankshares Corp.                                65,550
   5,400       North Fork Bancorp.                                        87,413
   2,400       Peoples Heritage Financial Group                           31,350
   6,000       Summit Bancorp                                            152,250
     400       Wilmington Trust Corp.                                     18,450
                                                                    ------------
                                                                         486,788
                                                                    ------------
               Commercial Banks-
               Southern U.S.: 0.31%
  13,000       Amsouth Bancorp.                                          189,312
     700       CCB Financial Corp.                                        27,694
   3,400       Compass Bankshares, Inc.                                   62,900
   4,400       First Tennessee National Corp.                             83,600
   1,100       First Virginia Banks, Inc.                                 40,150
   4,500       Hibernia Corp.                                             47,813
   3,700       National Commerce Bancorp                                  60,819
   6,400       Regions Financial Corp.                                   130,800
   5,600       SouthTrust Corp.                                          133,700
                                                                    ------------
                                                                         776,788
                                                                    ------------
               Commercial Banks-
               Western U.S.: 0.01%
     800       Bancwest Corp.                                             14,650
     400       Pacific Century
               Financial Corp.                                             8,224
                                                                    ------------
                                                                          22,874
                                                                    ------------
               Commercial Services: 0.24%
  39,000   @   Cendant Corp.                                             602,063
                                                                    ------------
               Computer Services: 0.31%
  11,400       Electronic Data Systems                                   783,750
                                                                    ------------
               Computers-Memory Devices: 2.03%
  31,200   @   EMC Corp-Mass                                           4,334,850
   4,500   @   Quantum Corp. -- DLT & Storage                             52,874
   6,300   @   Seagate Technology, Inc.                                  320,119
   3,900   @   Veritas Software Corp.                                    418,336
                                                                    ------------
                                                                       5,126,179
                                                                    ------------

                 See Accompanying Notes to Financial Statements

-----------------
Pilgrim
Research Enhanced
Index Fund
-----------------

      PORTFOLIO OF INVESTMENTS as of April 30, 2000 (Unaudited) (Continued)
--------------------------------------------------------------------------------

  Shares                                                                Value
--------------------------------------------------------------------------------
               Computers-Micro: 4.85%
   4,800   @   Apple Computer, Inc.                                 $    595,500
  49,300       Compaq Computer Corp.                                   1,442,024
  21,400   @   Dell Computer Corp.                                     1,072,675
  14,800       Hewlett-Packard Co                                      1,998,000
  26,200       International Business Machines                         2,924,575
  45,600       Sun Microsystems, Inc.                                  4,192,350
                                                                    ------------
                                                                      12,225,124
                                                                    ------------
               Consumer Products-
               Miscellaneous: 0.13%
   9,000       Clorox Co.                                                330,750
                                                                    ------------
               Containers-Paper/Plastic: 0.05%
   8,500   @   Smurfit-Stone
               Container Corp.                                           129,625
                                                                    ------------
               Cosmetics & Toiletries: 1.74%
  40,200       Gillette Company                                        1,487,400
   7,400       Kimberly-Clark Corp.                                      429,663
  41,300       Procter & Gamble Co.                                    2,462,513
                                                                    ------------
                                                                       4,379,576
                                                                    ------------
               Data Processing/Mgmt: 0.11%
   4,200       Automatic DatacProcessing                                 226,013
   1,200       First Data Corp.                                           58,425
                                                                    ------------
                                                                         284,438
                                                                    ------------
               Distribution/Wholesale: 0.07%
   6,800       Genuine Parts Co.                                         178,500
                                                                    ------------
               Diversified Financial Service: 2.14%
  23,800       Associates First Capital Corp.                            528,062
  63,100       Citigroup, Inc.                                         3,750,506
  16,000       Household Int'l, Inc.                                     668,000
   5,700       Morgan Stanley Dean Witter & Co.                          437,475
                                                                    ------------
                                                                       5,384,043
                                                                    ------------
               Diversified Manufacturing
               Operations: 6.66%
   3,800       Cooper Industries, Inc.                                   130,387
   3,000       Eaton Corp.                                               252,001
  65,600       General Electric Co.                                   10,315,601
  41,800       Honeywell Int'l, Inc.                                   2,340,800
   9,800       ITT Industries, Inc.                                      309,313
  10,500       PPG Industries, Inc.                                      570,937
  62,500       Tyco International, Ltd.                                2,871,094
                                                                    ------------
                                                                      16,790,133
                                                                    ------------
               Drug Delivery Systems: 0.04%
   2,500   @   Alza Corp.                                                110,155
                                                                    ------------

               Electric Products-Miscellaneous: 0.33%
  15,000       Emerson Electric Co.                                      823,125
                                                                    ------------
               Electric-Integrated: 1.68%
   1,500       Allegheny Energy, Inc.                                     45,563
   7,100       CMS Energy Corp.                                          134,900
  15,900       Carolina Power & Light                                    581,344
  23,700       Central & South West Corp.                                513,994
   7,800       Cinergy Corp.                                             208,650
   8,400       DTE Energy Co.                                            274,050
  10,099       Dominion Resources, Inc.                                  454,455
  11,800       Entergy Corp.                                             300,163
     400       FPL Group, Inc.                                            18,075
   5,900       GPU, Inc.                                                 165,569
   4,900       NiSource, Inc.                                             90,650
   3,800       Northern States Power                                      82,888
  13,500       PG&E Corp.                                                350,156
   7,800       PPL Co.                                                   186,225
   4,600       Pinnacle West Capital Corp.                               161,575
   1,000       Potomac Electric Power                                     23,438
   1,300       Public Service Enterprise Group                            46,637
  13,500       Texas Utilities Co.                                       454,781
   6,400       Wisconsin Energy Corp.                                    136,800
                                                                    ------------
                                                                       4,229,913
                                                                    ------------
               Electronic Component-
               Semiconductor: 6.50%
  20,600   @   Applied Materials, Inc.                                 2,097,338
  78,200       Intel Corp.                                             9,916,738
   1,400   @   Lattice Semiconductor Corp.                                94,325
   5,200   @   National Semiconductor Corp.                              315,900
  24,300       Texas Instruments, Inc.                                 3,957,863
                                                                    ------------
                                                                      16,382,164
                                                                    ------------
               Electronic Forms: 0.18%
   3,700       Adobe Systems, Inc.                                       447,469
                                                                    ------------
               Enterprise Software/Service: 1.93%
   7,200   @   BMC Software, Inc.                                        337,049
  16,900       Computer Associates Int'l                                 943,231
  10,000   @   Novell, Inc.                                              196,250
  40,900   @   Oracle Corp.                                            3,269,446
     300   @   Peoplesoft, Inc.                                            4,181
   1,800   @   Symantec Corp.                                            112,387
                                                                    ------------
                                                                       4,862,544
                                                                    ------------
               Fertilizers: 0.03%
   4,500       IMC Global, Inc.                                           69,469
                                                                    ------------
               Fiber Optics: 0.01%
     200   @   JDS Uniphase Corp.                                         20,737
                                                                    ------------
               Finance-Credit Card: 0.13%
   7,400       Capital One Financial Corp.                               323,750
                                                                    ------------
               Finance-Investment Banker/
               Broker 2.17%
   9,300   @   Ameritrade Holding Corp.                                  155,775
   7,400       Bear Stearns Companies, Inc.                              317,275
   7,800   @   E*trade Group, Inc.                                       167,700
   1,400       Edwards (A.G.), Inc.                                       52,675
  12,200       Goldman Sachs Group, Inc.                               1,137,650
   3,300       Lehman Brothers Holdings, Inc.                            270,806
  19,100       Merrill Lynch & Co.                                     1,947,007
   9,600       Paine Webber Group, Inc.                                  421,200
  14,100       Schwab (Charles) Corp.                                    627,450
  18,800   @   TD Waterhouse Group                                       377,175
                                                                    ------------
                                                                       5,474,713
                                                                    ------------
               Finance-Mortgage Loan/Banker: 1.17%
   3,800       Countrywide Credit
               Industries, Inc.                                          104,975
  23,100       Freddie Mac                                             1,061,156
  29,400       Fannie Mae                                              1,773,188
                                                                    ------------
                                                                       2,939,319
                                                                    ------------
               Finance-Other Services: 0.07%
   9,600       The CIT Group, Inc.                                       162,600
   1,900       Finova Group, Inc.                                         24,344
                                                                    ------------
                                                                         186,944
                                                                    ------------
               Financial Guarantee Insurance: 0.18%
   3,800       AMBAC Financial
               Group, Inc.                                               182,400
   5,300       MBIA, Inc.                                                262,019
                                                                    ------------
                                                                         444,419
                                                                    ------------
               Food-Confectionery: 0.01%
     400       Hershey Foods Corp.                                        18,150
                                                                    ------------
               Food-Miscellaneous/Diversified: 1.39%
  11,300       Bestfoods                                                 567,825
  10,900       Campbell Soup Co.                                         283,400
  11,800       General Mills, Inc.                                       429,225
  15,200       Heinz (H.J.) Co.                                          516,800
  15,800       Kellogg Co.                                               386,113
   1,300       Nabisco Holdings Corp.                                     48,831
  20,600       Unilever N.V.                                             938,588
   5,200       Quaker Oats Co.                                           338,975
                                                                    ------------
                                                                       3,509,757
                                                                    ------------

                 See Accompanying Notes to Financial Statements

-----------------
Pilgrim
Research Enhanced
Index Fund
-----------------

      PORTFOLIO OF INVESTMENTS as of April 30, 2000 (Unaudited) (Continued)
--------------------------------------------------------------------------------

  Shares                                                               Value
--------------------------------------------------------------------------------
               Food-Retail: 0.62%
   4,200       Albertson's, Inc.                                    $    136,763
  37,600   @   Kroger Co.                                                697,950
  16,700   @   Safeway, Inc.                                             736,887
                                                                    ------------
                                                                       1,571,600
                                                                    ------------
               Hotels & Motels: 0.14%
   9,400       Hilton Hotels Corp.                                        79,900
   2,000       Marriott Int'l, Inc.                                       64,000
   7,300       Starwood Hotels & Resorts World                           207,594
                                                                    ------------
                                                                         351,494
                                                                    ------------
               Industrial Automat/Robot: 0.04%
   2,600       Rockwell Int'l Corp                                       102,375
                                                                    ------------
               Instruments-Controls: 0.02%
     800       Johnson Controls, Inc.                                     50,650
                                                                    ------------
               Instruments-Scientific: 0.02%
     700       PE Corp.-PE Biosystems Group                               42,000
                                                                    ------------
               Insurance Brokers: 0.14%
  13,200       AON Corp.                                                 357,225
                                                                    ------------
               Internet Content: 0.46%
   3,200   @   DoubleClick, Inc.                                         242,800
   7,100   @   Yahoo, Inc.                                               924,775
                                                                    ------------
                                                                       1,167,575
                                                                    ------------
               Internet Software: 1.46%
  58,100       America Online, Inc.                                    3,475,106
   1,100       Exodus Communications, Inc.                                97,281
   1,100       Tibco Software, Inc                                        97,969
                                                                    ------------
                                                                       3,670,356
                                                                    ------------
               Investment Management/Adviser
               Service: 0.06%
   4,500       Franklin Resources, Inc                                   145,125
                                                                    ------------
               Life/Health Insurance: 1.26%
  10,000       AXA Financial, Inc.                                       326,250
   8,500       Aetna, Inc.                                               491,938
   8,000       American General Corp.                                    448,000
   8,800       Cigna Corp.                                               701,800
  14,900   @   John Hancock Financial Services                           271,925
   9,400   @   Lincoln National Corp.                                    327,238
  17,200       Metlife, Inc                                              284,875
   6,700       Torchmark Corp.                                           167,919
   9,000       UnumProvident Corp.                                       153,000
                                                                    ------------
                                                                       3,172,945
                                                                    ------------
               Machinery-Construction
               & Mining: 0.19%
  12,000       Caterpillar, Inc.                                         473,250
                                                                    ------------
               Machinery-General Industry: 0.12%
   6,400       Ingersoll-Rand Co.                                        300,400
                                                                    ------------
               Medical Instruments: 0.66%
  19,500   @   Boston Scientific Corp.                                   516,750
   1,900   @   Guidant Corp.                                             109,013
  17,700       Medtronic, Inc.                                           919,294
   3,600   @   ST Jude Medical, Inc.                                     112,275
                                                                    ------------
                                                                       1,657,332
                                                                    ------------
               Medical Products: 0.74%
     800       Baxter Int'l, Inc.                                         52,100
   2,300       Becton Dickinson & Co.                                     58,937
  21,100       Johnson & Johnson                                       1,740,750
                                                                    ------------
                                                                       1,851,787
                                                                    ------------
               Medical-Biomedical/Gene: 0.06%
     300   @   Genzyme Corp-General Division                              14,643
   1,100   @   Human Genome Sciences, Inc.                                84,219
   1,000   @   Idec Pharmaceuticals Corp.                                 64,000
                                                                    ------------
                                                                         162,862
                                                                    ------------
               Medical-Drugs: 7.02%
  35,900       Abbott Laboratories                                     1,379,906
  30,100       American Home Products Corp.                            1,691,244
  57,000       Bristol-Myers Squibb Co.                                2,988,938
     400   @   Forest Laboratories--CL A                                  33,625
  32,400       Eli Lilly & Co.                                         2,504,925
  49,000       Merck & Co., Inc.                                       3,405,500
  31,300       Pfizer, Inc.                                            1,318,513
  41,400       Schering-Plough Corp.                                   1,668,938
  23,500       Warner-Lambert Co.                                      2,674,594
                                                                    ------------
                                                                      17,666,183
                                                                    ------------
               Medical-Generic Drugs: 0.04%
   2,100   @   Watson Pharmaceutical, Inc.                                94,369
                                                                    ------------
               Medical-HMO: 0.30%
   8,100   @   UnitedHealth Group, Inc.                                  540,169
   3,000   @   Wellpoint Health Networks                                 221,250
                                                                    ------------
                                                                         761,419
                                                                    ------------
               Medical-Hospitals: 0.46%
  24,300       Columbia HCA Healthcare Corp.                             691,031
  18,700       Tenet Healthcare Corp.                                    476,850
                                                                    ------------
                                                                       1,167,881
                                                                    ------------
               Metal-Aluminum: 0.48%
  11,500       Alcoa Inc.                                                746,062
   7,000       Reynolds Metals Co.                                       465,500
                                                                    ------------
                                                                       1,211,562
                                                                    ------------
               Metal-Copper: 0.05%
   2,900       Phelps Dodge Corp.                                        134,125
                                                                    ------------
               Metal-Diversified: 0.04%
   1,600   @   Freeport-McMoran Copper & Gold-CL A                        14,800
   7,800   @   Freeport-McMoran Copper & Gold-CL B                        75,075
                                                                    ------------
                                                                          89,875
                                                                    ------------
               Money Center Banks: 0.97%
  49,400       Bank of America Corp.                                   2,420,600
     400       Chase Manhattan Corp.                                      28,825
                                                                    ------------
                                                                       2,449,425
                                                                    ------------
               Multi-line Insurance: 1.51%
  41,200       Allstate Corp.                                            973,350
  17,600       American Int'l Group                                    1,930,500
  11,200       Hartford Financial Services                               584,500
     400       Safeco Corp.                                                8,850
   8,700       St. Paul Companies                                        309,937
                                                                    ------------
                                                                       3,807,137
                                                                    ------------
               Multimedia: 2.42%
   7,900       Disney (Walt) Co.                                         342,169
  14,400       Gannett Co., Inc.                                         919,800
  29,200       Seagram Co., Ltd.                                       1,576,800
  32,200       Time Warner, Inc.                                       2,895,987
   6,600   @   Viacom, Inc.                                              358,876
                                                                    ------------
                                                                       6,093,632
                                                                    ------------
               Networking Products: 4.40%
 158,300   @   Cisco Systems, Inc.                                    10,974,642
   2,500   @   3com Corp.                                                 98,594
                                                                    ------------
                                                                      11,073,236
                                                                    ------------
               Non-hazardous Waste Disposal: 0.21%
  33,100       Waste Management, Inc.                                    525,462
                                                                    ------------

                 See Accompanying Notes to Financial Statements

-----------------
Pilgrim
Research Enhanced
Index Fund
-----------------

      PORTFOLIO OF INVESTMENTS as of April 30, 2000 (Unaudited) (Continued)
--------------------------------------------------------------------------------

  Shares                                                               Value
--------------------------------------------------------------------------------
               Oil Companies-Exploration &
               Production: 0.16%
     100       Anadarko Petroleum Corp.                             $      4,343
   3,200       Apache Corp.                                              155,000
  12,900       Union Pacific Resources Group                             247,519
                                                                    ------------
                                                                         406,862
                                                                    ------------
               Oil Companies-Integrated: 5.18%
  18,900       Chevron Corp.                                           1,608,862
  17,100       Conoco, Inc.                                              425,363
  86,000       Exxon Mobil Corp.                                       6,681,125
     800       Occidental Petroleum Corp.                                 17,150
   5,300       Phillips Petroleum Co.                                    251,419
  14,500       Texaco, Inc.                                              717,751
  58,200       Royal Dutch Petroleum Co.                               3,339,225
     300       Unocal Corp.                                                9,694
                                                                    ------------
                                                                      13,050,589
                                                                    ------------
               Oil Field Machinery
               & Equipment: 0.04%
   1,300   @   Cooper Cameron Corp.                                       97,500
                                                                    ------------
               Oil Refining & Marketing: 0.08%
   4,300       Tosco Corp.                                               137,869
   2,400       Ultramar Diamond Shamrock Corp.                            59,400
                                                                    ------------
                                                                         197,269
                                                                    ------------
               Oil & Gas Drilling: 0.09%
   1,800       Diamond Offshore Drilling                                  72,562
   4,900   @   Global Marine, Inc.                                       117,600
   1,600   @   R & B Falcon Corp.                                         33,200
                                                                    ------------
                                                                         223,362
                                                                    ------------
               Oil-Field Services: 0.11%
   8,800       Baker Hughes, Inc.                                        279,950
                                                                    ------------
               Paper & Related Products: 0.48%
   1,900       Bowater, Inc.                                             104,500
   8,500       Fort James Corp.                                          203,469
   5,500       Georgia-Pacific                                           202,125
  15,300       International Paper Co.                                   562,275
   2,400       Louisiana-Pacific Corp.                                    32,100
   2,200       Temple-Inland, Inc.                                       110,275
                                                                    ------------
                                                                       1,214,744
                                                                    ------------
               Photo Equipment & Supplies: 0.39%
  17,600       Eastman Kodak Co.                                         984,500
                                                                    ------------
               Pipelines: 0.40%
   2,000       Columbia Energy Group                                     125,500
   3,600       Dynegy, Inc.                                              235,575
   5,500       EL Paso Energy Corp.                                      233,750
  10,700       Williams Cos., Inc.                                       399,244
                                                                    ------------
                                                                         994,069
                                                                    ------------
               Power Conservation/Supply
               Equipment: 0.02%
   2,200       Hubbell, Inc.                                              57,337
                                                                    ------------
               Printers & Related Products: 0.17%
   3,500   @   Lexmark Int'l Group, Inc.                                 413,000
                                                                    ------------
               Property/Casualty Insurance: 0.01%
   1,000       Mercury General Corp.                                      27,375
                                                                    ------------
               Publishing-Newspapers: 0.15%
   4,300       Knight Ridder, Inc.                                       210,968
   4,100       New York Times Co.                                        168,869
                                                                    ------------
                                                                         379,837
                                                                    ------------
               Respiratory Products: 0.00%
     160   @   Edwards Lifesciences Corp                                   2,400
                                                                    ------------
               Retail-Apparel/Shoes: 0.64%
   5,300       Abercrombie & Fitch Co.                                    58,300
  38,200       Gap, Inc.                                               1,403,850
   1,000       Limited, Inc.                                              45,188
   3,500       Nordstrom, Inc.                                            97,344
                                                                    ------------
                                                                       1,604,682
                                                                    ------------
               Retail-Building Products: 1.07%
  35,600       Home Depot, Inc.                                        1,995,825
  14,100       Lowe's Cos.                                               697,950
                                                                    ------------
                                                                       2,693,775
                                                                    ------------
               Retail-Consumer Electron: 0.20%
   8,500       Circuit City
               Stores-Circuit                                            499,906
                                                                    ------------
               Retail-Discount: 2.29%
  22,300   @   K Mart Corp.                                              181,188
  16,200       TJX Companies, Inc.                                       310,838
  95,300       Wal-Mart Stores, Inc.                                   5,277,238
                                                                    ------------
                                                                       5,769,264
                                                                    ------------
               Retail-Major Department
               Stores: 0.80%
  16,300       MAY Department Stores Co.                                 448,250
   7,300       Penney (J.C.) Co.                                         100,831
   4,100       Sears, Roebuck And Co.                                    150,162
  19,800       Target Corp.                                            1,317,938
                                                                    ------------
                                                                       2,017,181
                                                                    ------------
               Detail-Regional Department
               Stores: 0.15%
  10,700   @   Federated Department Stores                               363,800
                                                                    ------------
               Retail-Restaurants: 0.14%
   9,400       McDonald's Corp.                                          358,375
                                                                    ------------
               Rubber-Tires: 0.08%
   6,700       Goodyear Tire & Rubber Co.                                185,088
                                                                    ------------
               Savings & Loans/Thrifts-Central
               U.S.: 0.05%
   6,000       Charter One Financial, Inc.                               121,875
                                                                    ------------
               Savings & Loans/Thrifts-
               Eastern U.S.: 0.09%
     900       Astoria Financial Corp.                                    24,806
   6,200       Dime Bancorp, Inc.                                        116,250
   3,700       Greenpoint Financial Corp.                                 68,913
   3,800       Sovereign Bancorp, Inc.                                    26,125
                                                                    ------------
                                                                         236,094
                                                                    ------------
               Savings & Loans/Thrifts-
               Western U.S.: 0.24%
   5,600       Golden West Financial Corp.                               191,100
  16,500       Washington Mutual, Inc.                                   421,781
                                                                    ------------
                                                                         612,881
                                                                    ------------
               Software Tools: 0.02%
   1,300       Autodesk, Inc.                                             49,887
                                                                    ------------
               Steel-Producers: 0.04%
   3,800       USX-U.S. Steel Group, Inc.                                 95,238
                                                                    ------------
               Steel-Specialty: 0.04%
   3,900       Allegheny Technologies, Inc.                               94,331
                                                                    ------------

                 See Accompanying Notes to Financial Statements

-----------------
Pilgrim
Research Enhanced
Index Fund
-----------------

      PORTFOLIO OF INVESTMENTS as of April 30, 2000 (Unaudited) (Continued)
--------------------------------------------------------------------------------

  Shares                                                               Value
--------------------------------------------------------------------------------
               Super-Regional Banks-U.S.: 2.36%
  32,000       Bank One Corp.                                      $    976,000
   5,000       Comerica, Inc.                                           211,875
  36,000       First Union Corp.                                      1,147,500
  27,000       Firstar Corporation                                      671,625
  25,100       Fleet Boston Financial Corp.                             889,481
     600       Huntington Bancshares                                     10,950
  16,500       Keycorp                                                  305,250
   8,300       Mellon Financial Corp.                                   266,638
   6,500       National City Corp.                                      110,500
  10,200       PNC Financial Services Group                             444,975
   4,600       Suntrust Banks, Inc.                                     233,450
  24,800       U.S. Bancorp                                             503,750
   3,100       Union Planters Corp.                                      87,769
   1,700       Wells Fargo & Co.                                         69,806
                                                                   ------------
                                                                      5,929,569
                                                                   ------------
               Telecomunication Services: 0.51%
   2,800   @   Allegiance Telecom, Inc.                                 198,100
  34,400   @   Global Crossing, Ltd.                                  1,083,600
                                                                   ------------
                                                                      1,281,700
                                                                   ------------
               Telecommunication Equipment: 3.50%
  53,200       Lucent Technologies, Inc.                              3,308,375
  39,100       Nortel Networks Corp.                                  4,428,075
   9,600   @   Qualcomm, Inc.                                         1,041,000
     700   @   Tellabs, Inc.                                             38,369
                                                                   ------------
                                                                      8,815,819
                                                                   ------------
               Telephone-Integrated: 4.90%
  59,200       AT&T Corp.                                             2,763,900
  32,200       GTE Corp.                                              2,181,550
  75,700       MCI Worldcom, Inc.                                     3,439,619
  90,500       SBC Communications, Inc.                               3,965,031
                                                                   ------------
                                                                     12,350,100
                                                                   ------------
               Telephone-Local: 1.13%
   8,000       Alltel Corp.                                             533,000
  29,900       Bell Atlantic Corp.                                    1,771,575
  11,300       Bellsouth Corp.                                          550,169
                                                                   ------------
                                                                      2,854,744
                                                                   ------------
               Tobacco: 0.81%
  93,600       Philip Morris Co., Inc.                                2,047,500
                                                                   ------------
               Toys: 0.13%
   7,400       Hasbro, Inc.                                             117,938
  17,500       Mattel, Inc.                                             214,375
                                                                   ------------
                                                                        332,313
                                                                   ------------
               Transportation-Rail: 0.36%
  11,900       Burlington Northern Santa Fe Co                          287,088
   5,900       CSX Corp.                                                123,531
   9,400       Norfolk Southern Corp.                                   165,675
   7,500       Union Pacific Corp.                                      315,938
                                                                   ------------
                                                                        892,232
                                                                   ------------
               Transportation-Services: 0.04%
   2,400   @   FedEx Corp.                                               90,450
                                                                   ------------
               Transportation-Truck: 0.01%
   1,100       CNF Transportation, Inc.                                  30,731
                                                                   ------------
               Travel Services: 0.00%
      46       Sabre Holdings Corp.                                       1,607
                                                                   ------------
               Trucking & Leasing: 0.01%
   1,000       Ryder System, Inc.                                        22,188
                                                                   ------------
               Wireless Equipment: 1.03%
  21,600       Motorola, Inc.                                         2,571,750
     600   @   Palm, Inc                                                 16,350
                                                                   ------------
                                                                      2,588,100
                                                                   ------------
               Total Common Stocks
               (Cost $233,526,304)                                  247,367,924
                                                                   ------------
Principal
 Amount
--------------------------------------------------------------------------------
               US. GOVERNMENT SECURITIES: 0.19%
$ 500,000      U.S. Treasury Note, 5.625%,
               due 02/28/01                                             496,560
                                                                   ------------
               Total U.S. Government
               Securities
               (Cost $496,870)                                          496,560
                                                                   ------------
               SHORT TERM INVESTMENTS: 1.65%
               Repurchase Agreeement: 1.65%
4,151,000      State Street Bank & Trust
               Repurchase Agreement
               5.680%, Due 05/01/00
               (Collateralized by
               $3,760,000 U.S. Treasury
               Bonds, 7.250% Market
               Value $4,237,084, Due
               05/15/22)                                              4,151,000
                                                                   ------------
               Total Short-Term Investments
               (Cost $4,151,000)                                      4,151,000
                                                                   ------------
               Total
               Investments
               (Cost
               $ 238,174,174)*               100.03%               $252,015,484
               Other Assets
               and
               Liabilities-Net                -0.03%                    (79,040)
                                            -------                ------------
               Net Assets                    100.00%               $251,936,444
                                            =======                ============

@    Non-income producing security

* The cost for federal income tax purposes and the aggregate appreciation and depreciation of securities was as follows:

               Gross Unrealized
               Appreciation                               $ 35,531,484
               Gross Unrealized
               Depreciation                                (22,053,003)
                                                          ------------
               Net Unrealized
               Appreciation                               $ 13,478,481
                                                          ============

                 See Accompanying Notes to Financial Statements

-------------
Pilgrim
International
Value Fund
-------------

            PORTFOLIO OF INVESTMENTS as of April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

   Shares                                                              Value
--------------------------------------------------------------------------------
                   COMMON STOCKS: 98.20%
                   BRAZIL: 6.29%
  2,002,000        Banco Bradesco S.A. ADR                         $ 14,774,760
  2,299,900        Centrais Eletricas
                   Brasileiras S.A. ADR                              17,079,286
     53,730    @   Centrais Geradoras do
                   Sul do Brasil S.A. ADR                               233,746
  1,224,200        Compania Cervejaria
                   Brahma S.A. ADR                                   18,975,100
  1,472,300        Petroleo Brasileiro S.A. ADR                      34,880,848
      3,994        Tele Celular Sul
                   Participacoes S.A. ADR                               154,268
     13,313        Tele Centro Oeste
                   Celular Participacoes
                   S.A. ADR                                             153,100
      7,988        Tele Centro Sul
                   Participacoes S.A. ADR                               509,235
        798        Tele Leste Celular
                   Participacoes S.A. ADR                                32,718
      1,997        Tele Nordeste Celular
                   Participacoes S.A. ADR                               103,844
        798        Tele Norte Celular
                   Participacoes S.A. ADR                                36,459
    532,786        Tele Norte Leste
                   Participacoes S.A. ADR                             9,490,257
     39,940        Telecomunicacoes de
                   Sao Paulo S.A. ADR                                 1,008,485
      1,997        Telemig Celular
                   Participacoes S.A. ADR                               116,825
     15,976        Telesp Celular
                   Participacoes S.A. ADR                               704,941
                                                                   ------------
                   Total Brazil                                      98,253,872
                                                                   ------------
                   CANADA: 2.46%
  3,189,000    @   Sun Life Financial Services                       38,467,313
                                                                   ------------
                   Total Canada                                      38,467,313
                                                                   ------------
                   CHINA: 1.10%
110,680,000    @   PetroChina Co., Ltd.                              17,193,396
                                                                   ------------
                   Total China                                       17,193,396
                                                                   ------------
                   DENMARK: 1.80%
    282,180        Den Danske Bank                                   28,068,534
                                                                   ------------
                   Total Denmark                                     28,068,534
                                                                   ------------
                   FRANCE: 9.16%
    225,900        Alcatel Alsthom S.A.                              52,368,251
    225,800        Eridania Beghin-Say S.A.                          18,649,213
    784,100        Compagnie Generale des
                   Etablissements Michelin                           26,018,124
    303,492        Total Fina S.A.                                   46,048,474
                                                                   ------------
                   Total France                                     143,084,062
                                                                   ------------
                   GERMANY: 5.93%
    656,500        BASF AG                                           28,701,273
  1,133,300        Bayerische Motoren Werke AG                       30,496,378
    309,300        Deutsche Telekom AG                               20,073,771
     45,500        Muenchener
                   Rueckversicheruns-
                   Gesellschaft AG                                   13,339,906
                                                                   ------------
                   Total Germany                                     92,611,328
                                                                   ------------
                   HONG KONG: 2.22%
  6,146,000        Swire Pacific, Ltd.                               34,717,814
                                                                   ------------
                   Total Hong Kong                                   34,717,814
                                                                   ------------
                   IRELAND: 2.17%
  1,458,000        Allied Irish Banks PLC                            14,513,872
  2,866,500        Bank of Ireland                                   19,336,039
                                                                   ------------
                   Total Ireland                                     33,849,911
                                                                   ------------
                   ITALY: 3.83%
  7,733,800        ENI SpA                                           38,458,462
  1,529,200        Telecom Italia SpA                                21,381,210
                                                                   ------------
                   Total Italy                                       59,839,672
                                                                   ------------
                   JAPAN: 13.09%
    253,000        Canon, Inc.                                       11,570,801
    654,000        Daiichi Pharmaceutical Co., Ltd.                  11,249,660
  2,307,000        Daiwa House Industry                              15,377,864
  1,878,900        Hitachi, Ltd.                                     22,439,300
  3,249,000        Komatsu, Ltd.                                     15,641,161
    875,000        Matsushita Electric
                   Industrial Co. Ltd.                               23,168,079
 10,636,000        Mitsubishi Heavy
                   Industries Ltd.                                   33,085,183
  7,603,000        Nippon Mitsubishi Oil Corp.                       26,325,251
  4,674,400        Tokio Marine & Fire Insurance Co.                 45,612,348
                                                                   ------------
                   Total Japan                                      204,469,647
                                                                   ------------
                   MEXICO: 2.04%
    541,060        Telefonos de Mexico
                   S.A. ADR                                          31,821,091
                                                                   ------------
                   Total Mexico                                      31,821,091
                                                                   ------------
                   NETHERLANDS: 2.75%
    788,386        ING Group N.V.                                    43,017,637
                                                                   ------------
                   Total Netherlands                                 43,017,637
                                                                   ------------
                   NEW ZEALAND: 1.83%
  6,751,466        Telecom Corp. of New
                   Zealand, Ltd.                                     28,523,054
                                                                   ------------
                   Total New Zealand                                 28,523,054
                                                                   ------------
                   PORTUGAL: 1.02%
  1,428,316        Portugal Telecom S.A.                             15,932,375
                                                                   ------------
                   Total Portugal                                    15,932,375
                                                                   ------------
                   SINGAPORE: 2.75%
  2,285,191        DBS Group Holdings, Ltd.                          31,469,082
  2,872,626        Jardine Matheson
                   Holdings, Ltd.                                    11,490,504
                                                                   ------------
                   Total Singapore                                   42,959,586
                                                                   ------------
                   SOUTH AFRICA: 1.93%
    765,000        De Beers Consolidated Mines                       15,682,472
    449,105        Iscor, Ltd.                                          993,522
  1,835,400        South African Breweries PLC                       13,545,155
                                                                   ------------
                   Total South Africa                                30,221,149
                                                                   ------------
                   SOUTH KOREA: 1.37%
  1,055,000        Korea Electric Power Corp. ADR                    17,275,625
    120,000    @   Korea Telecom Corp. ADR                            4,140,000
                                                                   ------------
                   Total Korea                                       21,415,625
                                                                   ------------
                   SPAIN: 1.64%
  1,462,533        Banco Bilbao Vizcaya Argentaria                   19,943,831
    294,000        Union Electrica Fenosa S.A.                        5,663,566
                                                                   ------------
                   Total Spain                                       25,607,397
                                                                   ------------
                   SWITZERLAND: 6.04%
  4,703,700        Allied Zurich PLC                                 46,796,718
     17,900        Nestle S.A.                                       31,553,739
     45,200    @   Swisscom AG                                       15,935,520
                                                                   ------------
                   Total Switzerland                                 94,285,977
                                                                   ------------

                 See Accompanying Notes to Financial Statements

-------------
Pilgrim
International
Value Fund
-------------

            PORTFOLIO OF INVESTMENTS as of April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

    Shares                                                             Value
--------------------------------------------------------------------------------
               UNITED KINGDOM: 27.37%
    980,000    Allied Domecq PLC                                 $    4,798,678
    415,000    BOC Group PLC                                          6,829,643
  4,880,000    British Aerospace PLC                                 30,011,786
  9,121,200    British American
               Tobacco PLC                                           56,805,043
  1,168,000    British Telecom PLC                                   20,912,965
  2,436,507    Cadbury Schweppes
               PLC                                                   16,691,496
  5,955,000    Corus Group PLC                                        8,019,971
  5,491,012    Diageo PLC                                            44,285,044
  2,945,600    HSBC Holdings PLC                                     32,994,865
  2,612,800    Imperial Chemical
               Industries PLC                                        22,374,008
  5,610,898    Invensys PLC                                          27,081,268
  8,351,750    Marks & Spencer PLC                                   30,915,262
  5,429,000    National Power PLC                                    24,702,977
  1,633,500    Reckitt Benckiser PLC                                 16,804,718
  1,330,000    Rolls-Royce PLC                                        5,073,325
  2,824,809    Royal & Sun Alliance
               Insurance Group
               PLC                                                   15,833,120
  6,267,100    Safeway PLC                                           21,125,133
  7,012,000    Unilever PLC                                          42,140,934
                                                                 --------------
               Total United Kingdom                                 427,400,236
                                                                 --------------
               VENEZUELA: 1.41%
    759,700    Compania Anonima
               Nacional Telefonos
               de Venezuela ADR                                      22,031,300
                                                                 --------------
               Total Venezuela                                       22,031,300
                                                                 --------------
               Total Common Stock
               (Cost $1,459,873,161)                              1,533,770,976
                                                                 --------------
 Principal
  Amount                                                            Value
--------------------------------------------------------------------------------
               SHORT-TERM INVESTMENTS: 4.18%
               Repurchase Agreement: 4.18%
$65,313,000    State Street Bank &
               Trust Repurchase
               Agreement, 5.680%
               due 05/01/00
               (Collateralized by
               $15,565,000 U.S.
               Treasury Notes,
               4.625% Market Value
               $15,623,369, Due
               12/31/00,
               $24,935,000 U.S.
               Treasury Notes,
               5.750% Market Value
               $25,503,094, Due
               11/15/00,
               $25,285,000 U.S.
               Treasury Notes,
               4.000% Market Value
               $25,500,681, Due
               10/31/00)                                             65,313,000
                                                                 --------------

               Total Short-Term
               Investments
               (Cost $65,313,000)                                $   65,313,000
                                                                 --------------
               Total
               Investments
               (Cost
               $1,525,186,161)*               102.38%            $1,599,083,976
               Other
               Assets
               and
               Liabilities
               -Net                            -2.38%               (37,232,091)
                                             -------             --------------
               Net Assets                     100.00%            $1,561,851,885
                                             =======             ==============
@ Non-income producing security
ADR -- American Depository Receipt
* The cost for federal income tax purposes and the aggregate appreciation and depreciation of securities was as follows:

               Gross
               Unrealized
               Appreciation                                      $  198,683,714

               Gross
               Unrealized
               Depreciation                                        (124,804,972)
                                                                 --------------
               Net
               Unrealized
               Appreciation                                      $   73,881,742
                                                                 ==============

                                                                   Percentage
      Industry                                                   of Net Assets
      --------                                                   -------------
Aerospace/Defense                                                     2.25%
Agricultural Operations                                               1.19%
Audio/Video Products                                                  1.48%
Auto-Cars/Light Trucks                                                1.95%
Beverages-Wine/Spirits                                                3.14%
Building-
Residential/Commer                                                    0.98%
Brewery                                                               2.08%
Cellular
Telecommunications                                                    0.08%
Chemicals-Diversified                                                 3.71%
Commercial Banks-Europe                                               3.96%
Commercial Banks-Latin
America                                                               0.95%
Diamonds/Precious Stones                                              1.00%
Diversified Manufacturing
Operations                                                            3.85%
Diversified Operations                                                2.22%
Electric Products-
Miscellaneous                                                         1.44%
Electric-Generation                                                   1.60%
Electric-Integrated                                                   2.56%
Food-
Miscellaneous/Diversified                                             5.79%
Food-Retail                                                           1.35%
Life/Health Insurance                                                 2.46%
Machinery-Construction &
Mining                                                                1.00%
Medical-Drugs                                                         0.72%
Money Center Banks                                                    8.16%
Multi-line Insurance                                                  4.01%
Office Automation &
Equipment                                                             0.74%
Oil Companies-Integrated                                              8.74%
Oil Refining & Marketing                                              1.69%
Property/Casualty
Insurance                                                             2.92%
Reinsurance                                                           0.85%
Retail-Major Department
Stores                                                                1.98%
Retail-Misc/Diversified                                               0.74%
Rubber-Tires                                                          1.67%
Soap & Cleaning
Preparation                                                           1.08%
Steel-Producers                                                       0.58%
Telecom Services                                                      2.09%
Telecommunication
Equipment                                                             3.35%
Telephone-Integrated                                                  9.48%
Telephone-Local                                                       0.70%
Tobacco                                                               3.64%
Short-term Investments                                                4.18%
Other Assets and
Liabilities, Net                                                     (2.38)%
                                                                   -------
NET ASSETS                                                          100.00%
                                                                   =======

                 See Accompanying Notes to Financial Statements

                                                              Investment Manager
                                                       Pilgrim Investments, Inc.
                                             40 North Central Avenue, Suite 1200
                                                     Phoenix, Arizona 85004-4408


                                                                     Distributor
                                                        Pilgrim Securities, Inc.
                                             40 North Central Avenue, Suite 1200
                                                     Phoenix, Arizona 85004-4408


                                                                   Administrator
                                                             Pilgrim Group, Inc.
                                             40 North Central Avenue, Suite 1200
                                                     Phoenix, Arizona 85004-4408


                                                                  Transfer Agent
                                                               DST Systems, Inc.
                                                                 P.O. Box 419368
                                                Kansas City, Missouri 64141-6368


                                                                       Custodian
                                                     State Street Bank and Trust
                                                                1 Heritage Place
                                                          North Quincy, MA 02171


                                                                   Legal Counsel
                                                          Dechert Price & Rhoads
                                                           1775 Eye Street, N.W.
                                                          Washington, D.C. 20006


Prospectus containing more complete information regarding the Funds, including charges and expenses, may be obtained by calling Pilgrim Securities, Inc. Distributor at 1-800-334-3444. Please read the prospectus carefully before you invest or send money.

                                   MAYSEM10400